Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Schedule of Goodwill By Segment [Table Text Block]
Goodwill consists of the following:

(In thousands)	Gross Carrying Value	Cumulative Amortization	Cumulative Impairment Losses	Goodwill, Net
Goodwill, net by Reportable Segment:
Las Vegas Locals	$378,192	$—	$(165,479)	$212,713
Downtown Las Vegas	6,997	(6,134)	—	863
Midwest and South	471,734	—	—	471,734
Balance, December 31, 2015	$856,923	$(6,134)	$(165,479)	$685,310